Investments in joint ventures	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
16. Investments in joint ventures

	As of
	December 31,
(in thousands of U.S. dollars)	2016	2015
Accumulated losses of joint ventures	$25,886	$42,507

The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of the Neptune) and SRV Joint Gas Two Ltd. (owner of the GDF Suez Cape Ann). The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Year ended
	December 31,
(in thousands of U.S. dollars)	2016	2015	2014
Time charter revenues	$86,544	85,396	$82,638
Operating expenses	(18,213)	(18,986)	(16,970)
Depreciation and amortization	(19,666)	(19,070)	(18,912)
Operating income	48,665	47,340	46,756
Unrealized gain (loss) on derivative instruments	14,183	18,492	(23,757)
Other financial expense, net	(30,220)	(32,202)	(34,275)
Net income (loss)	$32,628	33,630	$(11,276)
Share of joint ventures owned	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	16,314	16,815	(5,638)
Eliminations	308	308	308
Equity in earnings (losses) of joint ventures	$16,622	17,123	$(5,330)

	Year ended
	December 31,
(in thousands of U.S. dollars)	2016	2015
Cash and cash equivalents	$9,506	$4,197
Restricted cash	8,458	8,444
Other current assets	4,492	1,957
Total current assets	22,456	14,598
Restricted cash	25,107	25,104
Vessels, net of accumulated depreciation	567,187	585,017
Total long-term assets	592,294	610,121
Current portion of long-term debt	23,503	22,093
Amounts and loans due to owners and affiliates	13,654	14,795
Derivative instruments	13,588	20,239
Other current liabilities	20,145	11,067
Total current liabilities	70,890	68,194
Long-term debt	453,957	477,102
Loans due to owners and affiliates	1,887	13,722
Derivative instruments	79,533	87,065
Other long-term liabilities	42,929	45,710
Total long-term liabilities	578,306	623,599
Net liabilities	$(34,446)	$(67,074)
Share of joint ventures owned	50%	50%
Share of joint ventures net liabilities before eliminations	(17,223)	(33,537)
Eliminations	(8,663)	(8,970)
Accumulated losses of joint ventures	$(25,886)	$(42,507)